Annual Total Returns (Vanguard Long-Term Government Bond Index Fund - Admiral Shares Retail) (Vanguard Long-Term Government Bond Index Fund, Vanguard Long-Term Government Bond Index Fund - Admiral Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Annual Total Return
2012	3.49%
2011	28.88%